UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

---------------------------------------------------------

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

-------------------------------------------------------------

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

------------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

-------------------

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semi-annual reports to shareholders for the period ended January 31, 2022. The first report applies to Absolute Return Currency Fund, the second report applies to Fundamental All Cap Core Fund and the third report applies to Multi-Asset Absolute Return Fund.

Semiannual report
John Hancock
Absolute Return Currency Fund
Alternative
January 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced mixed returns during the six months ended January 31, 2022. After a fairly positive start, the emergence of the Omicron variant of COVID-19 dampened sentiment in November. In addition, investors had to contend with the decisions of the U.S. Federal Reserve (Fed) and other central banks to wind down their stimulative quantitative easing policies and begin raising interest rates.
In late January, the Fed confirmed the likelihood of a rate hike in March in an effort to combat rising inflation. Investors also began to price in the possibility of several more rate hikes in 2022. This shift occurred even as signs began to emerge that global growth was set to slow in the year ahead. Combined with Russia’s aggressive stance toward Ukraine, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2022 (%)

The FTSE 1-Month U.S. Treasury Bill Index is a market-value-weighted index that tracks the performance of one-month U.S. Treasury debt.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

Portfolio summary
CURRENCY ALLOCATION AS OF 1/31/2022 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-5.76	0.27	1.77	-4.93	1.35	19.23
Class C1	-4.52	0.16	1.53	-3.44	0.78	16.42
Class I2	-2.63	1.17	2.41	-1.96	6.00	26.92
Class R6[2]	-2.50	1.29	2.54	-1.84	6.60	28.46
Class NAV[2]	-2.49	1.28	2.55	-1.83	6.58	28.65
Index†	0.04	1.05	0.56	0.03	5.38	5.78
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.48	2.18	1.18	1.08	1.07
Net (%)	1.47	2.17	1.17	1.07	1.06
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the FTSE 1-Month U.S. Treasury Bill Index.
See the following page for footnotes.
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the FTSE 1-Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	1-31-12	11,642	11,642	10,578
Class I2	1-31-12	12,692	12,692	10,578
Class R6[2]	1-31-12	12,846	12,846	10,578
Class NAV[2]	1-31-12	12,865	12,865	10,578
The FTSE 1-Month U.S. Treasury Bill Index is a market-value-weighted index that tracks the performance of one-month U.S. Treasury debt.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2021	Ending value on 1-31-2022	Expenses paid during period ended 1-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$979.70	$7.09	1.42%
	Hypothetical example	1,000.00	1,018.00	7.22	1.42%
Class C	Actual expenses/actual returns	1,000.00	975.40	10.56	2.12%
	Hypothetical example	1,000.00	1,014.50	10.76	2.12%
Class I	Actual expenses/actual returns	1,000.00	980.40	5.59	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class R6	Actual expenses/actual returns	1,000.00	981.60	5.04	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class NAV	Actual expenses/actual returns	1,000.00	981.70	4.99	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	7

Fund’s investments
AS OF 1-31-22 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 100.2%				$581,183,267
(Cost $581,270,622)
U.S. Government 92.6%				537,204,724
U.S. Treasury Bill (A)	0.035	03-24-22	220,000,000	219,975,847
U.S. Treasury Bill (A)	0.043	02-24-22	50,000,000	49,998,874
U.S. Treasury Bill (A)	0.060	04-21-22	122,500,000	122,455,308
U.S. Treasury Bill (A)	0.163	05-19-22	144,890,000	144,774,695

	Yield (%)	Shares	Value
Short-term funds 7.6%			43,978,543

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0100(B)	43,978,543	43,978,543

Total investments (Cost $581,270,622) 100.2%	$581,183,267
Other assets and liabilities, net (0.2%)	(1,367,950)
Total net assets 100.0%	$579,815,317

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	179,108,561	USD	127,801,218	CITI	3/16/2022	—	$(1,138,647)
AUD	179,108,561	USD	127,801,090	DB	3/16/2022	—	(1,138,519)
AUD	179,108,561	USD	127,800,553	MSCS	3/16/2022	—	(1,137,984)
CAD	243,496,982	USD	192,142,059	CITI	3/16/2022	—	(596,835)
CAD	243,496,982	USD	192,141,907	DB	3/16/2022	—	(596,685)
CAD	243,496,982	USD	192,141,149	MSCS	3/16/2022	—	(595,927)
CHF	49,189,320	USD	53,569,970	CITI	3/16/2022	—	(425,379)
CHF	49,189,320	USD	53,569,854	DB	3/16/2022	—	(425,264)
CHF	49,189,320	USD	53,569,680	MSCS	3/16/2022	—	(425,085)
EUR	164,699,752	USD	186,944,886	CITI	3/16/2022	—	(1,741,439)
EUR	164,699,752	USD	186,944,557	DB	3/16/2022	—	(1,741,112)
EUR	164,699,752	USD	186,943,898	MSCS	3/16/2022	—	(1,740,453)
GBP	180,337,361	USD	242,825,607	CITI	3/16/2022	—	(351,563)
GBP	180,337,361	USD	242,825,619	DB	3/16/2022	—	(351,578)
GBP	180,337,361	USD	242,824,717	MSCS	3/16/2022	—	(350,676)
JPY	2,125,428,550	USD	18,641,738	CITI	3/16/2022	—	(165,181)
JPY	2,125,428,550	USD	18,641,721	DB	3/16/2022	—	(165,164)
JPY	2,125,428,550	USD	18,641,652	MSCS	3/16/2022	—	(165,097)
NOK	785,652,913	USD	87,167,834	CITI	3/16/2022	$1,101,933	—
NOK	785,652,913	USD	87,167,902	DB	3/16/2022	1,101,868	—
NOK	785,652,913	USD	87,167,553	MSCS	3/16/2022	1,102,214	—
NZD	60,298,314	USD	40,527,538	CITI	3/16/2022	—	(879,115)
NZD	60,298,314	USD	40,527,489	DB	3/16/2022	—	(879,065)
NZD	60,298,314	USD	40,527,369	MSCS	3/16/2022	—	(878,944)
SEK	2,000,331,904	USD	220,327,289	CITI	3/16/2022	—	(5,718,344)
SEK	2,000,331,904	USD	220,876,924	DB	3/16/2022	—	(6,267,980)
SEK	2,000,331,904	USD	220,326,306	MSCS	3/16/2022	—	(5,717,360)
SGD	48,799,324	USD	35,907,168	CITI	3/16/2022	209,315	—
SGD	48,799,324	USD	35,907,148	DB	3/16/2022	209,337	—
SGD	48,799,324	USD	35,906,990	MSCS	3/16/2022	209,497	—
USD	160,971,853	AUD	225,055,004	CITI	3/16/2022	1,816,726	—
USD	160,971,911	AUD	225,055,004	DB	3/16/2022	1,816,782	—
USD	161,010,556	AUD	225,055,004	MSCS	3/16/2022	1,855,432	—
USD	65,220,018	CAD	83,238,712	CITI	3/16/2022	—	(259,138)
USD	65,220,070	CAD	83,238,712	DB	3/16/2022	—	(259,087)
USD	65,220,326	CAD	83,238,712	MSCS	3/16/2022	—	(258,833)
USD	174,220,661	CHF	160,106,692	CITI	3/16/2022	1,239,928	—
USD	174,220,825	CHF	160,106,692	DB	3/16/2022	1,240,095	—
USD	174,221,585	CHF	160,106,692	MSCS	3/16/2022	1,240,854	—
USD	30,229,564	EUR	26,667,584	CITI	3/16/2022	242,098	—
USD	30,229,618	EUR	26,667,584	DB	3/16/2022	242,152	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	30,229,729	EUR	26,667,584	MSCS	3/16/2022	$242,259	—
USD	104,652,145	GBP	78,570,695	CITI	3/16/2022	—	$(990,711)
USD	104,652,345	GBP	78,570,695	DB	3/16/2022	—	(990,511)
USD	104,652,694	GBP	78,570,695	MSCS	3/16/2022	—	(990,160)
USD	176,129,321	JPY	19,886,941,359	CITI	3/16/2022	3,250,196	—
USD	176,129,428	JPY	19,886,941,359	DB	3/16/2022	3,250,308	—
USD	176,130,098	JPY	19,886,941,359	MSCS	3/16/2022	3,250,977	—
USD	206,143,490	NOK	1,840,659,134	CITI	3/16/2022	—	(658,460)
USD	206,143,484	NOK	1,840,659,134	DB	3/16/2022	—	(658,466)
USD	206,144,360	NOK	1,840,659,134	MSCS	3/16/2022	—	(657,587)
USD	123,349,714	NZD	182,026,022	CITI	3/16/2022	3,660,711	—
USD	123,349,868	NZD	182,026,022	DB	3/16/2022	3,660,870	—
USD	123,350,177	NZD	182,026,022	MSCS	3/16/2022	3,661,176	—
USD	70,885,328	SEK	640,443,757	CITI	3/16/2022	2,174,250	—
USD	70,885,332	SEK	640,443,757	DB	3/16/2022	2,174,256	—
USD	70,885,608	SEK	640,443,757	MSCS	3/16/2022	2,174,533	—
USD	118,104,714	SGD	160,835,906	CITI	3/16/2022	—	(930,285)
USD	118,104,422	SGD	160,835,906	DB	3/16/2022	—	(930,577)
USD	118,104,941	SGD	160,835,906	MSCS	3/16/2022	—	(930,060)
						$41,127,767	$(42,107,271)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 1-31-22, the aggregate cost of investments for federal income tax purposes was $581,270,622. Net unrealized depreciation aggregated to $1,066,859, of which $232 related to gross unrealized appreciation and $1,067,091 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $581,270,622)	$581,183,267
Unrealized appreciation on forward foreign currency contracts	41,127,767
Interest receivable	401
Receivable for fund shares sold	156,382
Other assets	48,159
Total assets	622,515,976
Liabilities
Unrealized depreciation on forward foreign currency contracts	42,107,271
Payable for investments purchased	401
Payable for fund shares repurchased	253,189
Payable to affiliates
Accounting and legal services fees	23,403
Transfer agent fees	12,077
Trustees’ fees	986
Other liabilities and accrued expenses	303,332
Total liabilities	42,700,659
Net assets	$579,815,317
Net assets consist of
Paid-in capital	$692,536,550
Total distributable earnings (loss)	(112,721,233)
Net assets	$579,815,317

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($9,020,467 ÷ 935,106 shares)[1]	$9.65
Class C ($456,726 ÷ 48,062 shares)[1]	$9.50
Class I ($115,800,518 ÷ 11,566,020 shares)	$10.01
Class R6 ($184,361 ÷ 18,182 shares)	$10.14
Class NAV ($454,353,245 ÷ 44,677,068 shares)	$10.17
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$9.95

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	11

STATEMENT OF OPERATIONS For the six months ended 1-31-22 (unaudited)

Investment income
Interest	$112,257
Expenses
Investment management fees	2,702,811
Distribution and service fees	16,322
Accounting and legal services fees	42,291
Transfer agent fees	69,114
Trustees’ fees	4,555
Custodian fees	103,804
State registration fees	46,964
Printing and postage	19,615
Professional fees	56,025
Other	21,535
Total expenses	3,083,036
Less expense reductions	(27,358)
Net expenses	3,055,678
Net investment loss	(2,943,421)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Forward foreign currency contracts	(7,134,414)
(7,134,414)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(71,764)
Forward foreign currency contracts	(933,038)
(1,004,802)
Net realized and unrealized loss	(8,139,216)
Decrease in net assets from operations	$(11,082,637)
12	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-22 (unaudited)	Year ended 7-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,943,421)	$(4,398,848)
Net realized gain (loss)	(7,134,414)	6,517,838
Change in net unrealized appreciation (depreciation)	(1,004,802)	(14,180,739)
Decrease in net assets resulting from operations	(11,082,637)	(12,061,749)
From fund share transactions	(11,633,874)	269,592,878
Total increase (decrease)	(22,716,511)	257,531,129
Net assets
Beginning of period	602,531,828	345,000,699
End of period	$579,815,317	$602,531,828
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.85	$10.25	$8.77	$8.59	$9.54	$9.11
Net investment income (loss)[2]	(0.07)	(0.14)	—[3]	0.08	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	(0.13)	(0.26)	1.72	0.13	(0.96)	0.51
Total from investment operations	(0.20)	(0.40)	1.72	0.21	(0.95)	0.43
Less distributions
From net investment income	—	—	(0.24)	(0.03)	—	—
Net asset value, end of period	$9.65	$9.85	$10.25	$8.77	$8.59	$9.54
Total return (%)[4,5]	(2.03)[6]	(3.81)	20.03	2.43	(10.05)	4.83
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$9	$12	$13	$17	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[7]	1.48	1.43	1.35	1.33	1.35
Expenses including reductions	1.42[7]	1.47	1.43	1.35	1.32	1.34
Net investment income (loss)	(1.38)[7]	(1.41)	(0.04)	0.92	0.06	(0.83)
Portfolio turnover (%)[8]	0	0	0	0	0	0

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.74	$10.20	$8.73	$8.58	$9.60	$9.23
Net investment income (loss)[2]	(0.10)	(0.21)	(0.08)	0.02	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.14)	(0.25)	1.73	0.13	(0.96)	0.52
Total from investment operations	(0.24)	(0.46)	1.65	0.15	(1.02)	0.37
Less distributions
From net investment income	—	—	(0.18)	—	—	—
Net asset value, end of period	$9.50	$9.74	$10.20	$8.73	$8.58	$9.60
Total return (%)[3,4]	(2.46)[5]	(4.51)	19.24	1.75	(10.62)	4.01
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$1	$1	$—[6]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12[7]	2.18	2.13	2.05	2.03	2.05
Expenses including reductions	2.12[7]	2.17	2.13	2.05	2.02	2.04
Net investment income (loss)	(2.08)[7]	(2.11)	(0.89)	0.21	(0.67)	(1.52)
Portfolio turnover (%)[8]	0	0	0	0	0	0

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	15

CLASS I SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.21	$10.59	$9.05	$8.87	$9.82	$9.35
Net investment income (loss)[2]	(0.06)	(0.11)	0.05	0.11	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	(0.14)	(0.27)	1.76	0.13	(0.99)	0.52
Total from investment operations	(0.20)	(0.38)	1.81	0.24	(0.95)	0.47
Less distributions
From net investment income	—	—	(0.27)	(0.06)	—	—
Net asset value, end of period	$10.01	$10.21	$10.59	$9.05	$8.87	$9.82
Total return (%)[3]	(1.96)[4]	(3.59)	20.56	2.67	(9.77)	5.13
Ratios and supplemental data
Net assets, end of period (in millions)	$116	$126	$125	$624	$720	$397
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[5]	1.18	1.13	1.07	1.04	1.04
Expenses including reductions	1.12[5]	1.17	1.12	1.06	1.03	1.03
Net investment income (loss)	(1.08)[5]	(1.11)	0.56	1.21	0.42	(0.49)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.34	$10.71	$9.15	$8.96	$9.91	$9.42
Net investment income (loss)[2]	(0.05)	(0.10)	0.07	0.10	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.27)	1.77	0.16	(1.00)	0.52
Total from investment operations	(0.20)	(0.37)	1.84	0.26	(0.95)	0.49
Less distributions
From net investment income	—	—	(0.28)	(0.07)	—	—
Net asset value, end of period	$10.14	$10.34	$10.71	$9.15	$8.96	$9.91
Total return (%)[3]	(1.84)[4]	(3.46)	20.58	2.87	(9.59)	5.20
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$119	$137
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.08	1.02	0.95	0.94	0.95
Expenses including reductions	1.01[6]	1.07	1.01	0.95	0.92	0.92
Net investment income (loss)	(0.97)[6]	(1.01)	0.71	1.06	0.48	(0.32)
Portfolio turnover (%)[7]	0	0	0	0	0	0

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	17

CLASS NAV SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.37	$10.74	$9.18	$8.99	$9.94	$9.45
Net investment income (loss)[2]	(0.05)	(0.10)	0.04	0.12	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.27)	1.80	0.14	(0.99)	0.53
Total from investment operations	(0.20)	(0.37)	1.84	0.26	(0.95)	0.49
Less distributions
From net investment income	—	—	(0.28)	(0.07)	—	—
Net asset value, end of period	$10.17	$10.37	$10.74	$9.18	$8.99	$9.94
Total return (%)[3]	(1.83)[4]	(3.45)	20.52	2.85	(9.56)	5.19
Ratios and supplemental data
Net assets, end of period (in millions)	$454	$467	$207	$401	$620	$860
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.07	1.01	0.94	0.92	0.93
Expenses including reductions	1.00[5]	1.06	1.00	0.93	0.92	0.92
Net investment income (loss)	(0.97)[5]	(1.01)	0.47	1.33	0.47	(0.41)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	19

fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$581,183,267	$43,978,543	$537,204,724	—
Total investments in securities	$581,183,267	$43,978,543	$537,204,724	—
Derivatives:
Assets
Forward foreign currency contracts	$41,127,767	—	$41,127,767	—
Liabilities
Forward foreign currency contracts	(42,107,271)	—	(42,107,271)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2022 were $2,429.
20	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2021, the fund has a short-term capital loss carryforward of $41,202,153 and a long-term capital loss carryforward of $56,651,537 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	21

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $6.7 billion to $7.3 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$41,127,767	$(42,107,271)
22	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$41,127,767	$(42,107,271)
Totals	$41,127,767	$(42,107,271)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Citibank, N.A.	$13,695,157	($13,855,097)	($159,940)	—	$159,940	—
Deutsche Bank AG	13,695,668	(14,404,008)	(708,340)	—	708,340	—
Morgan Stanley & Co. International PLC	13,736,942	(13,848,166)	(111,224)	—	111,224	—
Totals	41,127,767	(42,107,271)	(979,504)	—	979,504	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(7,134,414)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(933,038)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	23

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund’s average daily net assets; b) 0.90% of the next $250 million of the fund’s average daily net assets; c) 0.85% of the next $2 billion of the fund’s average daily net assets; d) 0.83% of the next $1.5 billion of the fund’s average daily net assets; and e) 0.81% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with First Quadrant, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$425
Class C	24
Class I	5,294
Class	Expense reduction
Class R6	$8
Class NAV	21,607
Total	$27,358

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2022, were equivalent to a net annual effective rate of 0.90% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
24	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,100 for the six months ended January 31, 2022. Of this amount, $549 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,551 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2022, CDSCs received by the Distributor amounted to $407 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,785	$5,115
Class C	2,537	283
Class I	—	63,709
Class R6	—	7
Total	$16,322	$69,114
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	25

Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2022 and for the year ended July 31, 2021 were as follows:
	Six Months Ended 1-31-22		Year Ended 7-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	160,827	$1,574,218	379,895	$3,791,581
Repurchased	(186,218)	(1,822,626)	(618,248)	(6,135,367)
Net decrease	(25,391)	$(248,408)	(238,353)	$(2,343,786)
Class C shares
Sold	5,398	$52,167	12,815	$126,385
Repurchased	(15,097)	(145,964)	(14,973)	(149,109)
Net decrease	(9,699)	$(93,797)	(2,158)	$(22,724)
Class I shares
Sold	1,832,814	$18,398,653	6,769,888	$69,698,246
Repurchased	(2,559,644)	(25,912,665)	(6,316,680)	(64,621,196)
Net increase (decrease)	(726,830)	$(7,514,012)	453,208	$5,077,050
Class R2 shares[1]
Repurchased	—	—	(5,087)	$(51,697)
Net decrease	—	—	(5,087)	$(51,697)
Class R6 shares
Sold	3,457	$35,282	10,226	$105,700
Repurchased	(2,294)	(23,252)	(7,096)	(74,844)
Net increase	1,163	$12,030	3,130	$30,856
Class NAV shares
Sold	2,683,518	$27,717,153	27,321,388	$282,803,379
Repurchased	(3,039,584)	(31,506,840)	(1,524,686)	(15,900,200)
Net increase (decrease)	(356,066)	$(3,789,687)	25,796,702	$266,903,179
Total net increase (decrease)	(1,116,823)	$(11,633,874)	26,007,442	$269,592,878

[1]	Class R2 shares were fully redeemed on May 4, 2021.
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
For the six months ended January 31, 2022, all purchases and sales of investments were short-term.
26	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2022, funds within the John Hancock group of funds complex held 78.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.5%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.2%
John Hancock Funds II Alternative Asset Allocation Fund	6.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.3%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
First Quadrant, LLC
Portfolio Managers
Jeppe F. Ladekarl
Dori S. Levanoni
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2019923	364SA 1/22
3/2022

Semiannual report
John Hancock
Fundamental All Cap Core Fund
U.S. equity
January 31, 2022

A message to shareholders
Dear shareholder,
U.S. equities rallied for most of the six months ended January 31, 2022, benefiting as the rollout of COVID-19 booster shots, ongoing federal government stimulus, and healthy consumer spending helped fuel prospects for improved economic growth. The results in January, however, were very different, with most major indexes registering significant losses. Inflation surged to a 40-year high. In response, the U.S. Federal Reserve accelerated a plan to taper its bond purchases and confirmed the likelihood of a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
Market volatility increased late in the period as Russia signaled aggressive intentions toward Ukraine and the highly infectious Delta COVID-19 variant gave way to the rapidly spreading Omicron variant, raising concerns that the pandemic could worsen and stall the economic recovery.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2022 (%)

The Russell 3000 Index tracks the performance of 3,000 publicly traded large-, mid-, and small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 1/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 1/31/2022 (% of net assets)
Amazon.com, Inc.	7.8
Alphabet, Inc., Class A	5.9
Lennar Corp., A Shares	5.7
Morgan Stanley	4.9
Meta Platforms, Inc., Class A	4.3
Apple, Inc.	3.9
First Hawaiian, Inc.	3.4
NVIDIA Corp.	3.1
Cheniere Energy, Inc.	3.1
Liberty Media Corp.-Liberty Formula One, Series C	3.0
TOTAL	45.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	14.41	16.30	15.17	-5.56	112.72	310.42
Class C1	18.55	16.68	15.15	-1.85	116.23	309.90
Class I2	20.82	17.85	16.14	-0.37	127.30	346.67
Class R2[1,2]	20.31	17.43	15.76	-0.58	123.30	332.18
Class R4[1,2]	20.74	17.76	15.95	-0.44	126.47	339.15
Class R6[1,2]	20.91	17.97	16.09	-0.33	128.49	344.45
Index†	18.80	16.11	15.03	1.03	111.04	305.73
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until November 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.31	2.01	1.01	1.39	1.25	0.90
Net (%)	1.13	1.83	0.83	1.22	0.97	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 3000 Index.
See the following page for footnotes.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 3000 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	1-31-12	40,990	40,990	40,573
Class I2	1-31-12	44,667	44,667	40,573
Class R2[1,2]	1-31-12	43,218	43,218	40,573
Class R4[1,2]	1-31-12	43,915	43,915	40,573
Class R6[1,2]	1-31-12	44,445	44,445	40,573
The Russell 3000 Index tracks the performance of 3,000 publicly traded large-, mid-, and small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-27-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2021	Ending value on 1-31-2022	Expenses paid during period ended 1-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$994.20	$5.63	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class C	Actual expenses/actual returns	1,000.00	991.10	9.13	1.82%
	Hypothetical example	1,000.00	1,016.00	9.25	1.82%
Class I	Actual expenses/actual returns	1,000.00	996.30	4.13	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual expenses/actual returns	1,000.00	994.20	6.08	1.21%
	Hypothetical example	1,000.00	1,019.10	6.16	1.21%
Class R4	Actual expenses/actual returns	1,000.00	995.60	4.38	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Class R6	Actual expenses/actual returns	1,000.00	996.70	3.62	0.72%
	Hypothetical example	1,000.00	1,021.60	3.67	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

Fund’s investments
AS OF 1-31-22 (unaudited)
	Shares	Value
Common stocks 95.2%		$239,933,328
(Cost $190,713,102)
Communication services 15.8%		39,823,668
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	124,838	7,518,996
Madison Square Garden Entertainment Corp. (A)	9,116	645,686
Interactive media and services 12.0%
Alphabet, Inc., Class A (A)	5,477	14,821,145
CarGurus, Inc. (A)	145,616	4,645,150
Meta Platforms, Inc., Class A (A)	34,686	10,865,736
Media 0.5%
Liberty Broadband Corp., Series A (A)	9,067	1,326,955
Consumer discretionary 20.6%		51,988,264
Household durables 6.7%
Lennar Corp., A Shares	151,050	14,517,416
NVR, Inc. (A)	470	2,503,793
Internet and direct marketing retail 7.8%
Amazon.com, Inc. (A)	6,605	19,758,659
Leisure products 2.3%
Polaris, Inc.	50,958	5,737,361
Specialty retail 2.9%
Dufry AG (A)	53,969	2,796,784
Group 1 Automotive, Inc.	26,292	4,464,645
Textiles, apparel and luxury goods 0.9%
Salvatore Ferragamo SpA (A)	103,114	2,209,606
Consumer staples 7.3%		18,491,417
Beverages 3.0%
Anheuser-Busch InBev SA/NV, ADR	33,424	2,108,052
Diageo PLC, ADR	9,847	2,008,296
The Boston Beer Company, Inc., Class A (A)	8,088	3,403,673
Food and staples retailing 0.4%
U.S. Foods Holding Corp. (A)	33,240	1,172,042
Food products 3.9%
Post Holdings, Inc. (A)	65,948	6,978,617
The Hain Celestial Group, Inc. (A)	77,217	2,820,737
Energy 5.9%		14,894,285
Oil, gas and consumable fuels 5.9%
Cheniere Energy, Inc.	69,736	7,803,458
Suncor Energy, Inc.	132,135	3,775,097
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	39,963	$3,315,730
Financials 13.0%		32,835,361
Banks 3.4%
First Hawaiian, Inc.	300,423	8,516,992
Capital markets 9.0%
KKR & Company, Inc.	69,200	4,924,272
Morgan Stanley	119,412	12,244,506
Robinhood Markets, Inc., Class A (A)	43,251	612,002
The Goldman Sachs Group, Inc.	13,874	4,920,830
Consumer finance 0.6%
Synchrony Financial	37,961	1,616,759
Health care 7.2%		18,110,542
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. (A)	19,921	2,741,130
Moderna, Inc. (A)	22,000	3,725,260
Health care equipment and supplies 3.1%
Hologic, Inc. (A)	73,261	5,145,853
Masimo Corp. (A)	11,724	2,577,756
Health care providers and services 1.1%
Anthem, Inc.	6,425	2,833,361
Health care technology 0.4%
Change Healthcare, Inc. (A)	55,243	1,087,182
Industrials 8.1%		20,523,298
Electrical equipment 1.6%
Regal Rexnord Corp.	15,378	2,437,105
Sensata Technologies Holding PLC (A)	29,817	1,710,303
Industrial conglomerates 1.6%
Roper Technologies, Inc.	9,036	3,950,178
Machinery 1.3%
Parker-Hannifin Corp.	10,739	3,329,197
Professional services 2.1%
IHS Markit, Ltd.	46,117	5,386,004
Trading companies and distributors 1.5%
United Rentals, Inc. (A)	11,591	3,710,511
Information technology 12.7%		31,915,052
Semiconductors and semiconductor equipment 4.0%
Analog Devices, Inc.	13,608	2,231,304
NVIDIA Corp.	32,013	7,838,703
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

	Shares	Value
Information technology (continued)
Software 3.9%
salesforce.com, Inc. (A)	19,410	$4,515,348
Workday, Inc., Class A (A)	20,892	5,285,885
Technology hardware, storage and peripherals 4.8%
Apple, Inc.	55,896	9,769,503
Samsung Electronics Company, Ltd.	36,565	2,274,309
Materials 1.3%		3,146,832
Chemicals 1.3%
Axalta Coating Systems, Ltd. (A)	106,276	3,146,832
Real estate 3.3%		8,204,609
Equity real estate investment trusts 2.7%
American Tower Corp.	18,771	4,720,907
Crown Castle International Corp.	11,449	2,089,557
Real estate management and development 0.6%
Five Point Holdings LLC, Class A (A)	240,785	1,394,145

	Yield (%)	Shares	Value
Short-term investments 2.7%			$6,812,394
(Cost $6,812,394)
Short-term funds 2.7%			6,812,394
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	6,812,394	6,812,394

Total investments (Cost $197,525,496) 97.9%	$246,745,722
Other assets and liabilities, net 2.1%	5,182,476
Total net assets 100.0%	$251,928,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
At 1-31-22, the aggregate cost of investments for federal income tax purposes was $197,664,181. Net unrealized appreciation aggregated to $49,081,541, of which $52,423,321 related to gross unrealized appreciation and $3,341,780 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $197,525,496)	$246,745,722
Dividends and interest receivable	165,264
Receivable for fund shares sold	6,419,645
Receivable for investments sold	1,412,505
Receivable from affiliates	2,024
Other assets	67,366
Total assets	254,812,526
Liabilities
Payable for investments purchased	2,401,139
Payable for fund shares repurchased	370,596
Payable to affiliates
Accounting and legal services fees	6,554
Transfer agent fees	18,847
Distribution and service fees	37
Trustees’ fees	127
Other liabilities and accrued expenses	87,028
Total liabilities	2,884,328
Net assets	$251,928,198
Net assets consist of
Paid-in capital	$199,743,474
Total distributable earnings (loss)	52,184,724
Net assets	$251,928,198

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($91,868,593 ÷ 3,195,027 shares)[1]	$28.75
Class C ($9,862,139 ÷ 362,272 shares)[1]	$27.22
Class I ($103,636,019 ÷ 3,520,722 shares)	$29.44
Class R2 ($134,416 ÷ 4,653 shares)	$28.89
Class R4 ($88,771 ÷ 3,029 shares)	$29.31
Class R6 ($46,338,260 ÷ 1,567,139 shares)	$29.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

STATEMENT OF OPERATIONS For the six months ended 1-31-22 (unaudited)

Investment income
Dividends	$844,238
Interest	818
Less foreign taxes withheld	(11,987)
Total investment income	833,069
Expenses
Investment management fees	643,675
Distribution and service fees	173,440
Accounting and legal services fees	13,691
Transfer agent fees	88,519
Trustees’ fees	1,117
Custodian fees	16,946
State registration fees	57,271
Printing and postage	18,736
Professional fees	32,586
Other	11,440
Total expenses	1,057,421
Less expense reductions	(115,741)
Net expenses	941,680
Net investment loss	(108,611)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,721,373
6,721,373
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(12,007,471)
(12,007,471)
Net realized and unrealized loss	(5,286,098)
Decrease in net assets from operations	$(5,394,709)
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-22 (unaudited)	Year ended 7-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(108,611)	$(329,370)
Net realized gain	6,721,373	5,532,832
Change in net unrealized appreciation (depreciation)	(12,007,471)	33,643,115
Increase (decrease) in net assets resulting from operations	(5,394,709)	38,846,577
Distributions to shareholders
From earnings
Class A	(3,040,461)	(1,750,157)
Class C	(345,989)	(189,770)
Class I	(2,478,858)	(565,703)
Class R2	(4,751)	(2,791)
Class R4	(3,183)	(1,949)
Class R6	(1,440,091)	(549,070)
Total distributions	(7,313,333)	(3,059,440)
From fund share transactions	120,783,036	15,334,318
Total increase	108,074,994	51,121,455
Net assets
Beginning of period	143,853,204	92,731,749
End of period	$251,928,198	$143,853,204
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$29.93	$21.48	$18.51	$19.84	$17.95	$14.97
Net investment income (loss)[2]	(0.04)	(0.10)	(0.02)	—[3]	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	(0.08)	9.29	2.99	0.12	3.08	2.97
Total from investment operations	(0.12)	9.19	2.97	0.12	3.03	3.00
Less distributions
From net investment income	—	—	—[3]	—	—	(0.02)
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(1.06)	(0.74)	—[3]	(1.45)	(1.14)	(0.02)
Net asset value, end of period	$28.75	$29.93	$21.48	$18.51	$19.84	$17.95
Total return (%)[4,5]	(0.58)[6]	43.58	16.05	2.60	17.14	20.07
Ratios and supplemental data
Net assets, end of period (in millions)	$92	$74	$53	$49	$49	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[7]	1.31	1.40	1.36	1.33	1.35
Expenses including reductions	1.12[7]	1.24	1.27	1.28	1.28	1.26
Net investment income (loss)	(0.25)[7]	(0.39)	(0.11)	0.01	(0.25)	0.18
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$28.48	$20.62	$17.89	$19.36	$17.67	$14.81
Net investment loss[2]	(0.14)	(0.27)	(0.15)	(0.12)	(0.18)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.06)	8.87	2.88	0.10	3.01	2.95
Total from investment operations	(0.20)	8.60	2.73	(0.02)	2.83	2.86
Less distributions
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Net asset value, end of period	$27.22	$28.48	$20.62	$17.89	$19.36	$17.67
Total return (%)[3,4]	(0.89)[5]	42.51	15.26	1.90	16.25	19.31
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$6	$6	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	2.01	2.10	2.06	2.03	2.05
Expenses including reductions	1.82[6]	1.94	1.97	1.98	1.98	1.96
Net investment loss	(0.95)[6]	(1.09)	(0.81)	(0.69)	(0.95)	(0.54)
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS I SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$30.56	$21.86	$18.82	$20.08	$18.13	$15.12
Net investment income (loss)[2]	0.01	(0.03)	0.04	0.06	0.01	0.07
Net realized and unrealized gain (loss) on investments	(0.07)	9.47	3.03	0.13	3.11	3.01
Total from investment operations	(0.06)	9.44	3.07	0.19	3.12	3.08
Less distributions
From net investment income	—	—	(0.03)	—	(0.03)	(0.07)
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(1.06)	(0.74)	(0.03)	(1.45)	(1.17)	(0.07)
Net asset value, end of period	$29.44	$30.56	$21.86	$18.82	$20.08	$18.13
Total return (%)[3]	(0.37)[4]	43.97	16.34	2.94	17.50	20.40
Ratios and supplemental data
Net assets, end of period (in millions)	$104	$38	$18	$20	$29	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	1.01	1.10	1.08	1.03	1.04
Expenses including reductions	0.82[5]	0.94	0.97	0.99	0.98	0.95
Net investment income (loss)	0.05[5]	(0.10)	0.19	0.31	0.03	0.42
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$30.07	$21.61	$18.64	$19.98	$18.09	$15.09
Net investment income (loss)[2]	(0.05)	(0.13)	(0.04)	—	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	(0.07)	9.33	3.01	0.11	3.09	2.99
Total from investment operations	(0.12)	9.20	2.97	0.11	3.04	3.05
Less distributions
From net investment income	—	—	—	—	(0.01)	(0.05)
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(1.06)	(0.74)	—	(1.45)	(1.15)	(0.05)
Net asset value, end of period	$28.89	$30.07	$21.61	$18.64	$19.98	$18.09
Total return (%)[3]	(0.58)[4]	43.35	15.93	2.53	17.09	20.25
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[6]	1.40	1.49	1.46	1.35	1.20
Expenses including reductions	1.21[6]	1.34	1.36	1.38	1.30	1.11
Net investment income (loss)	(0.34)[6]	(0.49)	(0.21)	—	(0.28)	0.35
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

CLASS R4 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$30.45	$21.79	$18.75	$20.03	$18.11	$15.10
Net investment income (loss)[2]	—[3]	(0.03)	0.01	0.03	(0.02)	0.07
Net realized and unrealized gain (loss) on investments	(0.08)	9.43	3.05	0.14	3.11	3.00
Total from investment operations	(0.08)	9.40	3.06	0.17	3.09	3.07
Less distributions
From net investment income	—	—	(0.02)	—	(0.03)	(0.06)
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(1.06)	(0.74)	(0.02)	(1.45)	(1.17)	(0.06)
Net asset value, end of period	$29.31	$30.45	$21.79	$18.75	$20.03	$18.11
Total return (%)[4]	(0.44)[5]	43.92	16.32	2.84	17.31	20.42
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.15	1.24	1.31	1.27	1.19
Expenses including reductions	0.87[7]	0.99	1.00	1.13	1.12	1.01
Net investment income (loss)	—[7,8]	(0.13)	0.06	0.15	(0.12)	0.45
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Less than 0.005%.
18	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$30.68	$21.92	$18.86	$20.10	$18.14	$15.12
Net investment income[2]	0.02	—[3]	0.06	0.07	0.02	0.09
Net realized and unrealized gain (loss) on investments	(0.07)	9.50	3.05	0.14	3.12	3.01
Total from investment operations	(0.05)	9.50	3.11	0.21	3.14	3.10
Less distributions
From net investment income	—	—	(0.05)	—	(0.04)	(0.08)
From net realized gain	(1.06)	(0.74)	—	(1.45)	(1.14)	—
Total distributions	(1.06)	(0.74)	(0.05)	(1.45)	(1.18)	(0.08)
Net asset value, end of period	$29.57	$30.68	$21.92	$18.86	$20.10	$18.14
Total return (%)[4]	(0.33)[5]	44.12	16.49	3.04	17.62	20.59
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$24	$16	$14	$13	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.90	0.99	0.96	0.93	0.95
Expenses including reductions	0.72[6]	0.84	0.85	0.88	0.88	0.85
Net investment income	0.15[6]	0.01	0.30	0.39	0.13	0.52
Portfolio turnover (%)	9	18	22	21	23	52

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
20	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$39,823,668	$39,823,668	—	—
Consumer discretionary	51,988,264	46,981,874	$5,006,390	—
Consumer staples	18,491,417	18,491,417	—	—
Energy	14,894,285	14,894,285	—	—
Financials	32,835,361	32,835,361	—	—
Health care	18,110,542	18,110,542	—	—
Industrials	20,523,298	20,523,298	—	—
Information technology	31,915,052	29,640,743	2,274,309	—
Materials	3,146,832	3,146,832	—	—
Real estate	8,204,609	8,204,609	—	—
Short-term investments	6,812,394	6,812,394	—	—
Total investments in securities	$246,745,722	$239,465,023	$7,280,699	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	21

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2022 were $2,024.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
22	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on November 30, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$51,472
Class C	5,546
Class I	37,291
Class R2	87
Class	Expense reduction
Class R4	$53
Class R6	21,248
Total	$115,697

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2022, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $44 for Class R4 shares for the six months ended January 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $165,769 for the six months ended January 31, 2022. Of this amount, $31,517 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $134,252 was paid as sales commissions to broker-dealers.
24	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2022, CDSCs received by the Distributor amounted to $317 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$127,274	$47,301
Class C	45,703	5,100
Class I	—	34,647
Class R2	352	6
Class R4	111	4
Class R6	—	1,461
Total	$173,440	$88,519
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2022 and for the year ended July 31, 2021 were as follows:
	Six Months Ended 1-31-22		Year Ended 7-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	863,440	$26,602,262	423,270	$11,129,560
Distributions reinvested	100,486	3,039,709	71,763	1,749,586
Repurchased	(248,325)	(7,654,209)	(468,729)	(11,729,921)
Net increase	715,601	$21,987,762	26,304	$1,149,225
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

	Six Months Ended 1-31-22		Year Ended 7-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	110,140	$3,235,606	71,109	$1,880,782
Distributions reinvested	12,072	345,989	8,141	189,770
Repurchased	(23,299)	(673,389)	(92,765)	(2,272,003)
Net increase (decrease)	98,913	$2,908,206	(13,515)	$(201,451)
Class I shares
Sold	2,755,291	$85,765,877	621,103	$17,690,258
Distributions reinvested	80,059	2,477,841	22,759	565,555
Repurchased	(564,269)	(17,356,217)	(217,825)	(5,507,646)
Net increase	2,271,081	$70,887,501	426,037	$12,748,167
Class R2 shares
Sold	1,596	$50,408	2,018	$56,820
Distributions reinvested	120	3,660	85	2,077
Repurchased	(1,521)	(48,812)	(1,647)	(40,965)
Net increase	195	$5,256	456	$17,932
Class R4 shares
Sold	360	$11,684	74	$1,835
Distributions reinvested	16	478	2	56
Repurchased	(2)	(57)	(10)	(292)
Net increase	374	$12,105	66	$1,599
Class R6 shares
Sold	982,660	$31,014,336	293,896	$8,117,248
Distributions reinvested	46,320	1,440,091	21,488	535,692
Repurchased	(235,758)	(7,472,221)	(279,073)	(7,034,094)
Net increase	793,222	$24,982,206	36,311	$1,618,846
Total net increase	3,879,386	$120,783,036	475,659	$15,334,318
Affiliates of the fund owned 84% and 14% of shares of Class R4 and Class R6, respectively, on January 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $121,701,344 and $17,536,802, respectively, for the six months ended January 31, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
26	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2019937	376SA 1/22
3/2022

Semiannual report
John Hancock
Multi-Asset Absolute Return Fund
Alternative
January 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced mixed returns during the six months ended January 31, 2022. After a fairly positive start, the emergence of the Omicron variant of COVID-19 dampened sentiment in November. In addition, investors had to contend with the decisions of the U.S. Federal Reserve (Fed) and other central banks to wind down their stimulative quantitative easing policies and begin raising interest rates.
In late January, the Fed confirmed the likelihood of a rate hike in March in an effort to combat rising inflation. Investors also began to price in the possibility of several more rate hikes in 2022. This shift occurred even as signs began to emerge that global growth was set to slow in the year ahead. Combined with Russia’s aggressive stance toward Ukraine, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
22	Financial statements
26	Financial highlights
32	Notes to financial statements
44	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2022 (%)

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate Bond USD Hedged Index.
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
The Bloomberg Global Aggregate Bond USD Hedged Index, formerly known as Bloomberg Barclays Global Aggregate Bond USD Hedged Index, tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2022 (% of net assets)

COUNTRY COMPOSITION AS OF 1/31/2022 (% of net assets)
United States	69.0
Denmark	8.2
France	3.3
Ireland	2.7
Germany	2.6
Japan	2.2
United Kingdom	2.0
China	1.7
Canada	1.3
Switzerland	1.2
Other countries	5.8
TOTAL	100.0
PORTFOLIO ALLOCATION AS OF 1/31/2022 (% of net assets)

Common stocks	78.9
Information technology	18.4
Health care	18.1
Consumer staples	12.3
Consumer discretionary	9.7
Communication services	8.5
Financials	5.1
Industrials	4.7
Utilities	1.8
Real estate	0.3
Corporate bonds	9.1
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

U.S. Government	6.6
Preferred securities	0.1
Other assets and liabilities, net	5.3
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	6.10	2.73	2.31	-3.57	14.40	25.71
Class C1	9.94	3.07	2.16	0.12	16.35	23.84
Class I2	11.91	4.11	3.18	1.56	22.32	36.72
Class R2[1,2]	11.58	3.73	2.70	1.39	20.07	30.47
Class R6[1,2]	12.09	4.23	3.26	1.65	22.99	37.80
Class NAV[2]	12.10	4.23	3.29	1.65	23.02	38.18
Index 1†	0.04	1.08	0.58	0.02	5.51	6.00
Index 2†	2.17	6.16	5.60	-1.87	34.82	72.46
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.59	2.29	1.29	1.69	1.19	1.17
Net (%)	1.58	2.28	1.28	1.68	1.18	1.16
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index; Index 2 is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate Bond USD Hedged Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset Absolute Return Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in an index and a blended index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	1-31-12	12,384	12,384	10,600	17,246
Class I2	1-31-12	13,672	13,672	10,600	17,246
Class R2[1,2]	1-31-12	13,047	13,047	10,600	17,246
Class R6[1,2]	1-31-12	13,780	13,780	10,600	17,246
Class NAV[2]	1-31-12	13,818	13,818	10,600	17,246
The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. T-Bill 0–3 Month Index tracks the performance of Treasury bills maturing in zero to three months.
The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate Bond USD Hedged Index.
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
The Bloomberg Global Aggregate Bond USD Hedged Index, formerly known as Bloomberg Barclays Global Aggregate Bond USD Hedged Index, tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-1-12; Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2021, with the same investment held until January 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2021	Ending value on 1-31-2022	Expenses paid during period ended 1-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,014.80	$7.92	1.56%
	Hypothetical example	1,000.00	1,017.30	7.93	1.56%
Class C	Actual expenses/actual returns	1,000.00	1,011.20	11.46	2.26%
	Hypothetical example	1,000.00	1,013.80	11.47	2.26%
Class I	Actual expenses/actual returns	1,000.00	1,015.60	6.40	1.26%
	Hypothetical example	1,000.00	1,018.90	6.41	1.26%
Class R2	Actual expenses/actual returns	1,000.00	1,013.90	8.12	1.60%
	Hypothetical example	1,000.00	1,017.10	8.13	1.60%
Class R6	Actual expenses/actual returns	1,000.00	1,016.50	5.90	1.16%
	Hypothetical example	1,000.00	1,019.40	5.90	1.16%
Class NAV	Actual expenses/actual returns	1,000.00	1,016.50	5.85	1.15%
	Hypothetical example	1,000.00	1,019.40	5.85	1.15%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-22 (unaudited)
	Shares	Value
Common stocks 78.9%		$388,517,350
(Cost $305,675,693)
Brazil 0.1%		257,659
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	36,444	257,659
Canada 1.3%		6,308,007
Agnico Eagle Mines, Ltd.	657	31,391
Barrick Gold Corp.	3,646	69,821
Kinross Gold Corp. (New York Stock Exchange)	6,380	34,452
Kirkland Lake Gold, Ltd.	849	31,982
Royal Bank of Canada	20,900	2,382,911
The Bank of Nova Scotia	51,200	3,687,898
Wheaton Precious Metals Corp.	1,725	69,552
China 1.7%		8,508,066
Alibaba Group Holding, Ltd., ADR (A)	11,887	1,495,266
Baidu, Inc., ADR (A)	3,306	528,100
China Construction Bank Corp., H Shares	1,264,000	969,929
China Longyuan Power Group Corp., Ltd., H Shares	89,000	181,586
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	64,577	120,672
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	144,179	786,543
China Telecom Corp., Ltd., H Shares	1,034,000	390,817
CRRC Corp., Ltd., H Shares	270,000	123,651
Hengan International Group Company, Ltd.	64,500	315,296
Industrial & Commercial Bank of China, Ltd., H Shares	1,503,000	910,586
JD.com, Inc., Class A (A)	438	16,604
Ping An Insurance Group Company of China, Ltd., H Shares	174,500	1,384,801
Sinopharm Group Company, Ltd., H Shares	316,400	707,722
Tencent Holdings, Ltd.	9,200	576,493
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Denmark 1.7%		8,377,718
Novo Nordisk A/S, B Shares	84,225	8,377,718
France 1.9%		9,239,975
Sanofi	35,031	3,662,893
Vinci SA	50,883	5,577,082
Germany 2.6%		12,898,299
Allianz SE	14,982	3,846,648
Deutsche Post AG	45,769	2,754,391
Muenchener Rueckversicherungs-Gesellschaft AG	10,332	3,270,938
Siemens AG	19,061	3,026,322
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

	Shares	Value
Hong Kong 0.8%		$4,016,350
China Everbright Environment Group, Ltd.	341,000	253,311
China Gas Holdings, Ltd.	140,600	238,877
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	145,000	978,066
China Overseas Land & Investment, Ltd.	253,000	746,724
China Resources Land, Ltd.	106,000	512,364
Techtronic Industries Company, Ltd.	78,000	1,287,008
India 0.3%		1,408,572
Axis Bank, Ltd., GDR (A)	3,900	205,371
Infosys, Ltd., ADR	51,048	1,203,201
Indonesia 0.3%		1,394,615
Telkom Indonesia Persero Tbk PT	4,761,800	1,394,615
Ireland 2.7%		13,277,369
Accenture PLC, Class A	16,867	5,963,834
Medtronic PLC	70,669	7,313,535
Israel 0.8%		3,790,880
Check Point Software Technologies, Ltd. (A)	31,327	3,790,880
Japan 2.1%		10,462,822
Hoya Corp.	15,300	1,983,926
KDDI Corp.	108,800	3,476,020
Nippon Telegraph & Telephone Corp.	127,900	3,660,208
Seven & i Holdings Company, Ltd.	26,400	1,342,668
Mexico 0.0%		167,623
Grupo Financiero Banorte SAB de CV, Series O	26,500	167,623
Netherlands 0.2%		918,977
Prosus NV (A)	11,046	918,977
Philippines 0.0%		75,544
PLDT, Inc.	2,100	75,544
South Africa 0.3%		1,508,045
Absa Group, Ltd.	27,353	303,133
Gold Fields, Ltd., ADR	4,001	42,411
Naspers, Ltd., N Shares	3,204	517,921
Netcare, Ltd.	130,537	126,324
Sanlam, Ltd.	54,959	225,802
Standard Bank Group, Ltd.	27,757	270,914
Vodacom Group, Ltd.	2,244	21,540
South Korea 1.1%		5,573,451
BNK Financial Group, Inc. (A)	7,202	48,574
Hyundai Glovis Company, Ltd.	4,234	579,258
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Mobis Company, Ltd.	2,630	$516,275
LG Corp. (A)	2,063	127,579
LX Holdings Corp. (A)	1,001	7,924
Samsung Electronics Company, Ltd.	28,678	1,783,746
Samsung Fire & Marine Insurance Company, Ltd.	4,784	799,652
SK Square Company, Ltd. (A)	15,124	690,021
SK Telecom Company, Ltd.	18,543	882,557
SK Telecom Company, Ltd., ADR	5,254	137,865
Spain 0.2%		1,140,458
Iberdrola SA	99,473	1,140,458
Switzerland 1.2%		5,976,044
Chubb, Ltd.	10,679	2,106,753
Nestle SA	13,618	1,758,606
Roche Holding AG	4,504	1,743,045
Sonova Holding AG	1,032	367,640
Taiwan 0.4%		2,104,101
Taiwan Semiconductor Manufacturing Company, Ltd.	91,000	2,104,101
Thailand 0.1%		738,533
Advanced Info Service PCL	29,800	197,948
Bangkok Bank PCL	77,500	317,064
Thai Union Group PCL	355,400	223,521
Turkey 0.2%		760,720
Akbank TAS	484,411	291,849
BIM Birlesik Magazalar AS	36,040	190,628
Turkcell Iletisim Hizmetleri AS	197,294	278,243
United Kingdom 1.8%		8,844,371
National Grid PLC	129,295	1,891,964
Reckitt Benckiser Group PLC	19,161	1,552,465
Rightmove PLC	105,714	931,710
Unilever PLC	28,998	1,487,072
Unilever PLC (Euronext Amsterdam Exchange)	58,366	2,981,160
United States 57.1%		280,769,151
Akamai Technologies, Inc. (A)	51,024	5,844,799
Alphabet, Inc., Class A (A)	5,801	15,697,912
Amgen, Inc.	22,162	5,033,877
Anthem, Inc.	16,618	7,328,372
Apple, Inc.	21,615	3,777,870
Automatic Data Processing, Inc.	24,300	5,009,931
AutoZone, Inc. (A)	4,275	8,491,646
Bristol-Myers Squibb Company	138,859	9,010,561
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Shares	Value
United States (continued)
Cadence Design Systems, Inc. (A)	21,721	$3,304,633
Cerner Corp.	26,013	2,372,386
Cigna Corp.	37,793	8,709,775
Cisco Systems, Inc.	120,244	6,693,983
Cognizant Technology Solutions Corp., Class A	51,229	4,375,981
Colgate-Palmolive Company	33,794	2,786,315
Comcast Corp., Class A	162,646	8,130,674
Constellation Brands, Inc., Class A	93	22,111
Costco Wholesale Corp.	117	59,100
CVS Health Corp.	46,749	4,979,236
Dollar General Corp.	8,162	1,701,614
eBay, Inc.	141,005	8,470,170
Expeditors International of Washington, Inc.	26,252	3,005,329
F5, Inc. (A)	7,449	1,546,561
Fiserv, Inc. (A)	57,783	6,107,663
General Mills, Inc.	641	44,024
Global Payments, Inc.	15,092	2,261,989
Intuit, Inc.	956	530,800
Johnson & Johnson	80,828	13,925,856
Kellogg Company	24,989	1,574,307
Kimberly-Clark Corp.	12,861	1,770,317
Kyndryl Holdings, Inc. (A)	5,741	96,908
Marsh & McLennan Companies, Inc.	12,095	1,858,276
Mastercard, Inc., Class A	15,398	5,949,479
McDonald’s Corp.	15,950	4,138,228
Merck & Company, Inc.	35,825	2,919,021
Microsoft Corp.	24,248	7,540,643
Mondelez International, Inc., Class A	93,948	6,297,334
Monster Beverage Corp. (A)	50,874	4,411,793
Newmont Corp.	1,663	101,726
NIKE, Inc., Class B	42,840	6,343,319
Oracle Corp.	52,196	4,236,227
Organon & Company	6,561	209,362
Paychex, Inc.	9,459	1,113,892
PepsiCo, Inc.	49,225	8,541,522
Pfizer, Inc.	85,648	4,512,793
Public Service Enterprise Group, Inc.	82,627	5,497,174
Ross Stores, Inc.	22,602	2,209,346
Royal Gold, Inc.	289	29,348
Starbucks Corp.	42,525	4,181,058
State Street Corp.	8,702	822,339
Stryker Corp.	6,545	1,623,487
Target Corp.	8,393	1,850,069
Texas Roadhouse, Inc.	39,269	3,353,180
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
The Coca-Cola Company	224,761	$13,712,667
The Estee Lauder Companies, Inc., Class A	5,005	1,560,509
The Hershey Company	9,911	1,953,161
The Procter & Gamble Company	27,947	4,484,096
The TJX Companies, Inc.	42,038	3,025,475
The Toro Company	36,401	3,515,609
UnitedHealth Group, Inc.	4,282	2,023,545
Verizon Communications, Inc.	83,074	4,422,029
Visa, Inc., Class A	23,981	5,423,783
VMware, Inc., Class A	32,255	4,144,122
W.W. Grainger, Inc.	3,802	1,882,408
Walgreens Boots Alliance, Inc.	398	19,804
Walmart, Inc.	23,999	3,355,300
Waste Management, Inc.	12,223	1,838,828
Xilinx, Inc.	35,546	6,879,928

Zimmer Biomet Holdings, Inc.	17,262	2,123,571
Preferred securities 0.1%		$289,950
(Cost $286,279)
Brazil 0.1%		289,950
Banco Bradesco SA	67,529	289,950

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 6.6%					$32,406,875
(Cost $32,723,277)
U.S. Government 6.6%					32,406,875
U.S. Treasury
Note	0.625	05-15-30		2,541,100	2,320,640
Note	0.625	08-15-30		2,210,100	2,012,745
Note	0.875	11-15-30		2,321,800	2,155,556
Note	1.250	08-15-31		2,111,500	2,014,833
Note (D)	1.625	05-15-31		2,532,600	2,502,130
Note	1.750	11-15-29		1,642,500	1,644,810
Note	2.250	02-15-27		1,803,900	1,859,144
Note	2.250	08-15-27		2,333,000	2,405,633
Note (D)	2.375	05-15-29		4,068,400	4,243,373
Note	2.625	02-15-29		605,000	640,378
Note (D)	2.750	02-15-28		5,967,400	6,325,444
Note	2.875	05-15-28		1,195,800	1,278,432

Note (D)	3.125	11-15-28		2,759,300	3,003,757
Corporate bonds 9.1%					$44,622,346
(Cost $46,587,604)
Australia 0.1%					341,136
Westpac Banking Corp.	0.500	05-17-24	EUR	300,000	341,136
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

	Rate (%)	Maturity date		Par value^	Value
Austria 0.1%					$462,026
Erste Group Bank AG	0.750	01-17-28	EUR	400,000	462,026
Belgium 0.0%					229,141
Belfius Bank SA	0.125	09-14-26	EUR	100,000	111,909
Belfius Bank SA	1.000	06-12-28	EUR	100,000	117,232
Canada 0.0%					331,869
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	300,000	331,869
Denmark 6.5%					31,974,148
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	606,178
Nykredit Realkredit A/S	1.000	07-01-26	DKK	2,400,000	373,626
Nykredit Realkredit A/S	1.000	10-01-50	DKK	42,155,307	5,933,759
Nykredit Realkredit A/S	1.000	10-01-53	DKK	64,497,974	8,937,980
Nykredit Realkredit A/S	1.500	10-01-53	DKK	29,107,104	4,200,160
Nykredit Realkredit A/S	2.000	10-01-50	DKK	4,722,159	719,054
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,649,910	425,834
Nykredit Realkredit A/S	3.000	10-01-47	DKK	2,099,880	345,150
Realkredit Danmark A/S	1.000	04-01-22	DKK	16,400,000	2,478,663
Realkredit Danmark A/S	1.000	04-01-24	DKK	16,200,000	2,505,220
Realkredit Danmark A/S	1.000	04-01-26	DKK	14,100,000	2,191,575
Realkredit Danmark A/S	1.000	10-01-50	DKK	4,384,839	615,884
Realkredit Danmark A/S	1.500	10-01-53	DKK	18,282,494	2,641,065
France 1.4%					6,867,583
AXA Bank Europe SCF	0.375	03-23-23	EUR	400,000	453,189
AXA Bank Europe SCF	1.375	04-18-33	EUR	300,000	367,539
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	982,492
BPCE SFH SA	0.625	05-29-31	EUR	1,500,000	1,711,172
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,058,836
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	700,000	821,931
Societe Generale SFH SA	0.250	09-11-23	EUR	1,300,000	1,472,424
Japan 0.1%					333,421
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	300,000	333,421
Netherlands 0.2%					916,677
Cooperatieve Rabobank UA	0.010	07-02-30	EUR	200,000	217,584
de Volksbank NV	0.500	01-30-26	EUR	100,000	113,832
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	500,000	585,261
Norway 0.4%					1,834,449
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,600,000	1,834,449
Slovakia 0.1%					444,971
Prima Banka Slovensko AS	0.010	10-01-26	EUR	200,000	221,487
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Slovakia (continued)
Slovenska Sporitelna AS	0.125	06-12-26	EUR	200,000	$223,484
United Kingdom 0.2%					886,925
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	218,050
Lloyds Bank PLC	0.125	06-18-26	EUR	400,000	446,896
Santander UK PLC	0.050	01-12-27	EUR	200,000	221,979

Total investments (Cost $385,272,853) 94.7%	$465,836,521
Other assets and liabilities, net 5.3%	26,277,893
Total net assets 100.0%	$492,114,414

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	421	Long	Mar 2022	$54,501,594	$53,888,000	$(613,594)
CBOE Volatility Index Futures	4	Long	Mar 2022	109,392	102,179	(7,213)
10-Year Canada Government Bond Futures	147	Short	Mar 2022	(16,022,696)	(16,057,074)	(34,378)
ASX SPI 200 Index Futures	41	Short	Mar 2022	(5,260,950)	(5,007,848)	253,102
Euro STOXX 50 Index Futures	296	Short	Mar 2022	(13,967,398)	(13,938,390)	29,008
FTSE 100 Index Futures	79	Short	Mar 2022	(7,693,464)	(7,926,562)	(233,098)
German Euro BOBL Futures	377	Short	Mar 2022	(56,790,813)	(55,983,306)	807,507
German Euro BUND Futures	51	Short	Mar 2022	(9,823,066)	(9,685,829)	137,237
Long Gilt Futures	100	Short	Mar 2022	(16,550,765)	(16,397,014)	153,751
Mini MSCI Emerging Markets Index Futures	226	Short	Mar 2022	(13,893,249)	(13,830,070)	63,179
NASDAQ 100 E-Mini Index Futures	2	Short	Mar 2022	(567,670)	(596,200)	(28,530)
Nikkei 225 Mini Index Futures	291	Short	Mar 2022	(7,167,217)	(6,905,813)	261,404
S&P 500 E-Mini Index Futures	377	Short	Mar 2022	(87,573,913)	(84,905,113)	2,668,800
						$3,457,175
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	729,000	CAD	657,554	GSI	2/14/2022	—	$(1,830)
AUD	1,759,000	JPY	141,455,587	GSI	2/14/2022	$14,450	—
AUD	129,000	NZD	136,926	GSI	2/14/2022	1,131	—
AUD	309,000	USD	220,913	BOA	2/1/2022	—	(2,435)
AUD	500,944	USD	354,607	BOA	2/14/2022	—	(402)
AUD	1,002,639	USD	726,229	BARC	2/14/2022	—	(17,286)
AUD	381,886	USD	275,492	BNP	2/14/2022	—	(5,469)
AUD	1,162,450	USD	833,693	GSI	2/14/2022	—	(11,752)
CAD	823,032	AUD	893,000	BNP	2/14/2022	16,048	—
CAD	841,671	EUR	588,000	BNP	2/14/2022	1,397	—
CAD	349,383	GBP	204,000	BARC	2/14/2022	516	—
CAD	451,000	JPY	39,784,929	GSI	2/14/2022	9,050	—
CAD	174,000	NOK	1,217,341	BNP	2/14/2022	39	—
CAD	906,000	NOK	6,411,132	GSI	2/14/2022	—	(7,955)
CAD	372,000	SEK	2,621,804	BNP	2/14/2022	11,455	—
CAD	457,599	USD	360,806	BNP	2/14/2022	—	(820)
CAD	2,397,000	USD	1,891,981	GSI	2/14/2022	—	(6,296)
CHF	671,786	NZD	1,090,000	BNP	2/1/2022	7,744	—
CHF	88,000	SEK	870,997	GSI	2/14/2022	1,577	—
CHF	22,901,708	USD	24,974,346	BOA	2/14/2022	—	(252,718)
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	28,000	USD	30,527	BARC	2/14/2022	—	$(302)
CHF	198,000	USD	216,961	BNP	2/14/2022	—	(3,227)
CHF	184,000	USD	200,199	GSI	2/14/2022	—	(1,578)
CHF	394,441	USD	423,815	BOA	3/1/2022	$2,124	—
DKK	1,012,000	USD	155,233	BARC	2/14/2022	—	(2,398)
DKK	7,291,000	USD	1,110,738	BNP	2/14/2022	—	(9,625)
DKK	7,077,000	USD	1,075,309	GSI	2/14/2022	—	(6,515)
EUR	334,000	AUD	522,409	BNP	2/14/2022	5,931	—
EUR	1,214,000	CAD	1,747,498	BNP	2/14/2022	—	(10,564)
EUR	8,729,000	CAD	12,575,745	GSI	2/14/2022	—	(84,409)
EUR	7,178,000	CHF	7,489,644	GSI	2/14/2022	—	(18,926)
EUR	252,000	GBP	215,766	BARC	2/14/2022	—	(6,991)
EUR	377,000	GBP	315,092	BNP	2/14/2022	—	(102)
EUR	388,000	JPY	50,742,275	BNP	2/14/2022	—	(4,974)
EUR	124,000	JPY	15,903,769	GSI	2/14/2022	1,129	—
EUR	96,000	NOK	989,341	BNP	2/14/2022	—	(3,340)
EUR	439,000	NOK	4,479,100	GSI	2/14/2022	—	(10,204)
EUR	691,000	NZD	1,157,969	GSI	2/14/2022	14,660	—
EUR	233,000	SEK	2,389,993	BARC	2/14/2022	5,491	—
EUR	39,007,821	USD	44,284,603	BARC	2/14/2022	—	(451,647)
EUR	17,677,080	USD	20,010,522	BNP	2/14/2022	—	(146,847)
EUR	2,622,794	USD	2,976,021	GSI	2/14/2022	—	(28,796)
GBP	261,000	NZD	512,731	GSI	2/14/2022	13,673	—
GBP	934,000	SEK	11,244,242	GSI	2/14/2022	50,081	—
GBP	133,235	USD	180,710	BARC	2/14/2022	—	(1,536)
GBP	95,235	USD	127,957	BNP	2/14/2022	115	—
GBP	542,845	USD	731,356	GSI	2/14/2022	—	(1,339)
HKD	3,135,000	USD	402,125	BNP	2/14/2022	—	(50)
HKD	1,615,000	USD	207,171	GSI	2/14/2022	—	(41)
JPY	49,972,825	AUD	624,000	GSI	2/14/2022	—	(6,935)
JPY	6,557,945	CAD	75,000	BNP	2/14/2022	—	(2,011)
JPY	966,072,399	CHF	7,653,000	GSI	2/14/2022	134,344	—
JPY	49,659,503	EUR	387,000	BARC	2/14/2022	—	(3,312)
JPY	250,494,143	EUR	1,924,000	BNP	2/14/2022	14,888	—
JPY	70,099,663	EUR	547,000	GSI	2/14/2022	—	(5,472)
JPY	13,388,734	GBP	89,000	BARC	2/14/2022	—	(3,334)
JPY	13,469,000	NOK	1,085,890	BARC	2/1/2022	—	(5,052)
JPY	19,168,000	NOK	1,515,483	BNP	2/1/2022	—	(3,832)
JPY	160,343,000	NOK	12,207,833	BNP	2/14/2022	21,122	—
JPY	58,288,062	NZD	737,000	BNP	2/14/2022	21,680	—
JPY	26,816,000	SEK	2,144,902	BNP	2/14/2022	2,996	—
JPY	20,289,000	USD	177,401	BARC	2/14/2022	—	(1,083)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	11,915,723,136	USD	105,536,855	BNP	2/14/2022	—	$(1,985,122)
JPY	481,440,739	USD	4,202,576	GSI	2/14/2022	—	(18,690)
JPY	19,208,000	USD	166,125	BOA	3/1/2022	$817	—
NOK	2,275,863	GBP	192,000	GSI	2/14/2022	—	(2,366)
NOK	1,053,206	JPY	13,429,000	GSI	2/1/2022	1,725	—
NOK	9,807,844	JPY	121,674,000	BNP	2/14/2022	45,136	—
NZD	126,266	AUD	119,000	GSI	2/14/2022	—	(1,073)
NZD	443,000	CHF	277,345	JPM	2/1/2022	—	(7,806)
NZD	3,002,000	SEK	18,389,396	GSI	2/14/2022	2,690	—
NZD	1,213,000	USD	796,642	GSI	2/14/2022	1,376	—
SEK	24,474,994	CAD	3,422,000	BARC	2/14/2022	—	(67,060)
SEK	6,695,345	CHF	680,000	GSI	2/14/2022	—	(15,952)
SEK	6,524,759	GBP	519,000	GSI	2/14/2022	1,839	—
SEK	1,305,403	NOK	1,246,000	GSI	2/14/2022	—	(60)
SEK	120,159,163	USD	13,337,537	BOA	2/14/2022	—	(450,295)
SEK	70,898,995	USD	7,849,000	BNP	2/14/2022	—	(244,977)
TRY	533,000	USD	46,012	BNP	2/14/2022	—	(6,220)
USD	311,606	AUD	437,000	GSI	2/1/2022	2,626	—
USD	217,885	AUD	309,000	JPM	2/1/2022	—	(593)
USD	339,980	AUD	478,000	BARC	2/14/2022	1,997	—
USD	55,518,731	AUD	78,040,665	BNP	2/14/2022	338,005	—
USD	836,492	AUD	1,169,495	GSI	2/14/2022	9,570	—
USD	306,132	AUD	437,000	BOA	3/1/2022	—	(2,875)
USD	25,877	CAD	33,000	BOA	2/14/2022	—	(84)
USD	252,000	CAD	323,000	BARC	2/14/2022	—	(2,100)
USD	43,115,906	CAD	55,021,414	BNP	2/14/2022	—	(168,643)
USD	2,144,523	CAD	2,730,827	GSI	2/14/2022	—	(3,780)
USD	4,027,083	CHF	3,693,000	BOA	2/14/2022	40,613	—
USD	8,771	CHF	8,000	BARC	2/14/2022	135	—
USD	19,422	CHF	18,000	BNP	2/14/2022	—	(9)
USD	8,078,849	CHF	7,429,935	GSI	2/14/2022	58,483	—
USD	37,831,533	DKK	247,799,000	BOA	2/14/2022	408,044	—
USD	1,473,932	DKK	9,714,000	BARC	2/14/2022	6,889	—
USD	941,829	DKK	6,169,000	BNP	2/14/2022	10,164	—
USD	3,261,914	DKK	21,452,000	GSI	2/14/2022	22,157	—
USD	125,098,762	EUR	110,181,628	BARC	2/14/2022	1,288,042	—
USD	5,664,140	EUR	5,009,245	BNP	2/14/2022	35,268	—
USD	5,900,568	EUR	5,221,211	GSI	2/14/2022	33,511	—
USD	25,507,017	GBP	19,165,595	BOA	2/14/2022	—	(266,840)
USD	482,316	GBP	362,309	BARC	2/14/2022	—	(4,917)
USD	9,616,916	GBP	7,172,937	BNP	2/14/2022	—	(29,236)
USD	924,286	GBP	682,296	GSI	2/14/2022	6,736	—
18	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,800,947	HKD	14,045,000	BNP	2/14/2022	—	$(371)
USD	80,950	HKD	631,000	GSI	2/14/2022	$23	—
USD	1,174,615	JPY	133,711,000	BARC	2/14/2022	12,620	—
USD	21,407,478	JPY	2,423,162,383	BNP	2/14/2022	349,363	—
USD	1,956,321	JPY	223,813,647	GSI	2/14/2022	11,303	—
USD	28,317,587	NOK	256,277,228	BARC	2/14/2022	—	(491,193)
USD	725,000	NOK	6,605,355	GSI	2/14/2022	—	(17,525)
USD	171,911	NOK	1,548,168	BNP	3/1/2022	—	(2,079)
USD	20,865,127	NZD	30,711,060	BOA	2/14/2022	660,694	—
USD	266,667	NZD	395,000	BARC	2/14/2022	6,802	—
USD	427,963	NZD	647,000	BOA	3/1/2022	2,399	—
USD	29,396,399	SEK	266,799,826	BOA	2/14/2022	781,736	—
USD	909,000	SEK	8,251,417	BNP	2/14/2022	24,024	—
USD	4,529,000	SEK	42,540,433	GSI	2/14/2022	—	(33,522)
USD	41,084	TRY	533,000	BARC	2/14/2022	1,292	—
						$4,517,720	$(4,954,793)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	384,000	USD	$384,000	5.000%	Quarterly	Dec 2026	$(27,777)	$(859)	$(28,636)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(27,358)	(1,278)	(28,636)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(27,682)	(954)	(28,636)
Centrally cleared	CDX.NA.HY.37	412,000	USD	412,000	5.000%	Quarterly	Dec 2026	(29,567)	(1,157)	(30,724)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(27,434)	(1,202)	(28,636)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(27,232)	(1,404)	(28,636)
Centrally cleared	CDX.NA.HY.37	412,000	USD	412,000	5.000%	Quarterly	Dec 2026	(29,400)	(1,324)	(30,724)
				$2,744,000				$(196,450)	$(8,178)	$(204,628)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	2.931%	431,000	USD	$431,000	5.000%	Quarterly	Dec 2026	$38,975	$(6,834)	$32,141
Centrally cleared	CDX.NA.HY.37	2.931%	564,000	USD	564,000	5.000%	Quarterly	Dec 2026	51,063	(9,004)	42,059
Centrally cleared	CDX.NA.HY.37	2.931%	663,000	USD	663,000	5.000%	Quarterly	Dec 2026	59,902	(10,461)	49,441
Centrally cleared	CDX.NA.HY.37	2.931%	530,000	USD	530,000	5.000%	Quarterly	Dec 2026	46,821	(7,298)	39,523
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	19

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	2.931%	530,000	USD	$530,000	5.000%	Quarterly	Dec 2026	$46,816	$(7,293)	$39,523
Centrally cleared	CDX.NA.HY.37	2.931%	597,000	USD	597,000	5.000%	Quarterly	Dec 2026	52,107	(7,587)	44,520
Centrally cleared	CDX.NA.HY.37	2.931%	349,000	USD	349,000	5.000%	Quarterly	Dec 2026	29,403	(3,377)	26,026
Centrally cleared	CDX.NA.HY.37	2.931%	342,000	USD	342,000	5.000%	Quarterly	Dec 2026	30,512	(5,008)	25,504
Centrally cleared	CDX.NA.HY.37	2.931%	331,000	USD	331,000	5.000%	Quarterly	Dec 2026	28,587	(3,904)	24,683
Centrally cleared	CDX.NA.HY.37	2.931%	499,000	USD	499,000	5.000%	Quarterly	Dec 2026	38,117	(905)	37,212
Centrally cleared	CDX.NA.HY.37	2.931%	255,000	USD	255,000	5.000%	Quarterly	Dec 2026	22,507	(3,491)	19,016
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	534,000	EUR	626,386	5.000%	Quarterly	Dec 2026	69,677	(9,344)	60,333
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	1,069,000	EUR	1,253,944	5.000%	Quarterly	Dec 2026	139,720	(18,938)	120,782
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	734,000	EUR	860,987	5.000%	Quarterly	Dec 2026	96,741	(13,811)	82,930
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	735,000	EUR	862,160	5.000%	Quarterly	Dec 2026	95,805	(12,762)	83,043
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	668,000	EUR	783,569	5.000%	Quarterly	Dec 2026	87,538	(12,065)	75,473
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	668,000	EUR	783,532	5.000%	Quarterly	Dec 2026	89,330	(13,857)	75,473
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	734,000	EUR	860,947	5.000%	Quarterly	Dec 2026	97,964	(15,034)	82,930
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	735,000	EUR	862,120	5.000%	Quarterly	Dec 2026	97,752	(14,709)	83,043
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	801,000	EUR	939,534	5.000%	Quarterly	Dec 2026	106,602	(16,102)	90,500
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	724,000	EUR	839,664	5.000%	Quarterly	Dec 2026	90,183	(8,383)	81,800
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	382,000	EUR	442,719	5.000%	Quarterly	Dec 2026	51,563	(8,403)	43,160
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	308,000	EUR	353,523	5.000%	Quarterly	Dec 2026	40,338	(5,539)	34,799
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	523,000	EUR	591,616	5.000%	Quarterly	Dec 2026	66,707	(7,616)	59,091
20	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	604,000	EUR	$682,733	5.000%	Quarterly	Dec 2026	$63,718	$4,524	$68,242
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	250,000	EUR	283,524	5.000%	Quarterly	Dec 2026	27,484	762	28,246
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	250,000	EUR	282,863	5.000%	Quarterly	Dec 2026	27,293	953	28,246
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	279,000	EUR	315,675	5.000%	Quarterly	Dec 2026	30,810	712	31,522
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.420%	356,000	EUR	404,040	5.000%	Quarterly	Dec 2026	42,870	(2,648)	40,222
					$17,120,536				$1,766,905	$(217,422)	$1,549,483

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-22, the aggregate cost of investments for federal income tax purposes was $393,112,380. Net unrealized appreciation aggregated to $77,089,098, of which $85,908,208 related to gross unrealized appreciation and $8,819,110 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $385,272,853)	$465,836,521
Unrealized appreciation on forward foreign currency contracts	4,517,720
Cash	13,231,279
Foreign currency, at value (Cost $4,159,448)	4,147,740
Collateral held at broker for futures contracts	9,352,890
Dividends and interest receivable	1,522,754
Receivable for fund shares sold	1,397,046
Receivable for investments sold	1,865,522
Other assets	79,244
Total assets	501,950,716
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,954,793
Payable for centrally cleared swaps	18,419
Payable for futures variation margin	2,577,299
Payable for investments purchased	1,828,448
Payable for fund shares repurchased	195,340
Payable to affiliates
Accounting and legal services fees	13,297
Transfer agent fees	28,663
Distribution and service fees	288
Trustees’ fees	735
Other liabilities and accrued expenses	219,020
Total liabilities	9,836,302
Net assets	$492,114,414
Net assets consist of
Paid-in capital	$980,332,637
Total distributable earnings (loss)	(488,218,223)
Net assets	$492,114,414

22	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($44,434,585 ÷ 4,329,885 shares)[1]	$10.26
Class C ($16,071,263 ÷ 1,618,965 shares)[1]	$9.93
Class I ($233,833,418 ÷ 22,424,540 shares)	$10.43
Class R2 ($1,286,656 ÷ 126,031 shares)	$10.21
Class R6 ($130,609,267 ÷ 12,461,540 shares)	$10.48
Class NAV ($65,879,225 ÷ 6,289,135 shares)	$10.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.80

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	23

STATEMENT OF OPERATIONS For the six months ended 1-31-22 (unaudited)

Investment income
Dividends	$4,383,039
Interest	222,501
Less foreign taxes withheld	(87,347)
Total investment income	4,518,193
Expenses
Investment management fees	2,413,913
Distribution and service fees	158,089
Accounting and legal services fees	33,562
Transfer agent fees	160,850
Trustees’ fees	3,827
Custodian fees	67,596
State registration fees	42,568
Printing and postage	25,827
Professional fees	114,048
Other	39,434
Total expenses	3,059,714
Less expense reductions	(21,862)
Net expenses	3,037,852
Net investment income	1,480,341
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,712,210
Futures contracts	(9,782,814)
Forward foreign currency contracts	17,092,776
Swap contracts	(97,022)
26,925,150
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(15,513,763)
Futures contracts	5,339,659
Forward foreign currency contracts	(10,956,551)
Swap contracts	6,200
(21,124,455)
Net realized and unrealized gain	5,800,695
Increase in net assets from operations	$7,281,036
24	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-22 (unaudited)	Year ended 7-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,480,341	$2,201,516
Net realized gain (loss)	26,925,150	(45,381,597)
Change in net unrealized appreciation (depreciation)	(21,124,455)	97,057,715
Increase in net assets resulting from operations	7,281,036	53,877,634
Distributions to shareholders
From earnings
Class A	—	(201,834)
Class I	—	(1,631,793)
Class R2	—	(6,204)
Class R6	—	(1,071,864)
Class NAV	—	(490,529)
Total distributions	—	(3,402,224)
From fund share transactions	15,395,242	(90,163,397)
Total increase (decrease)	22,676,278	(39,687,987)
Net assets
Beginning of period	469,438,136	509,126,123
End of period	$492,114,414	$469,438,136
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	25

Financial highlights
CLASS A SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.12	$9.06	$10.54	$10.12	$10.30	$9.94
Net investment income[2]	0.02	0.02	0.06	0.20	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.12	1.09	0.02	0.22	(0.32)	0.30
Total from investment operations	0.14	1.11	0.08	0.42	(0.18)	0.36
Less distributions
From net investment income	—	(0.05)	(1.56)	—	—	—
Net asset value, end of period	$10.26	$10.12	$9.06	$10.54	$10.12	$10.30
Total return (%)[3,4]	1.48[5]	12.27	0.89	4.15	(1.75)	3.62
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$45	$41	$51	$114	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.59	1.53	1.69	1.65	1.65
Expenses including reductions	1.56[6]	1.58	1.52	1.69	1.64	1.64
Net investment income	0.35[6]	0.24	0.65	2.02	1.35	0.57
Portfolio turnover (%)	32	57	217[7]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
26	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$9.82	$8.81	$10.29	$9.95	$10.19	$9.91
Net investment income (loss)[2]	(0.02)	(0.05)	(0.01)	0.13	0.06	—[3]
Net realized and unrealized gain (loss) on investments	0.13	1.06	0.01	0.21	(0.30)	0.28
Total from investment operations	0.11	1.01	—	0.34	(0.24)	0.28
Less distributions
From net investment income	—	—	(1.48)	—	—	—
Net asset value, end of period	$9.93	$9.82	$8.81	$10.29	$9.95	$10.19
Total return (%)[4,5]	1.12[6]	11.45	0.23	3.42	(2.36)	2.83
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$20	$34	$52	$91	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	2.27[7]	2.29	2.23	2.39	2.35	2.35
Expenses including reductions	2.26[7]	2.28	2.22	2.39	2.34	2.34
Net investment income (loss)	(0.36)[7]	(0.52)	(0.07)	1.35	0.61	(0.05)
Portfolio turnover (%)	32	57	217[8]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

CLASS I SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.27	$9.19	$10.67	$10.22	$10.36	$9.97
Net investment income[2]	0.03	0.05	0.09	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.13	1.10	0.02	0.23	(0.31)	0.29
Total from investment operations	0.16	1.15	0.11	0.45	(0.14)	0.39
Less distributions
From net investment income	—	(0.07)	(1.59)	—	—	—
Net asset value, end of period	$10.43	$10.27	$9.19	$10.67	$10.22	$10.36
Total return (%)[3]	1.56[4]	12.64	1.22	4.40	(1.35)	3.91
Ratios and supplemental data
Net assets, end of period (in millions)	$234	$215	$274	$535	$2,413	$3,481
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[5]	1.29	1.23	1.41	1.35	1.33
Expenses including reductions	1.26[5]	1.28	1.22	1.40	1.35	1.33
Net investment income	0.64[5]	0.52	0.95	2.21	1.66	1.01
Portfolio turnover (%)	32	57	217[6]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.07	$9.01	$10.49	$10.08	$10.27	$9.92
Net investment income[2]	0.02	0.02	0.06	0.20	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.12	1.08	0.01	0.21	(0.31)	0.27
Total from investment operations	0.14	1.10	0.07	0.41	(0.19)	0.35
Less distributions
From net investment income	—	(0.04)	(1.55)	—	—	—
Net asset value, end of period	$10.21	$10.07	$9.01	$10.49	$10.08	$10.27
Total return (%)[3]	1.39[4]	12.31	0.82	4.07	(1.85)	3.53
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[5]	1.62	1.58	1.78	1.75	1.72
Expenses including reductions	1.60[5]	1.62	1.57	1.77	1.74	1.71
Net investment income	0.32[5]	0.21	0.62	1.99	1.17	0.78
Portfolio turnover (%)	32	57	217[6]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

CLASS R6 SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.31	$9.23	$10.71	$10.24	$10.38	$9.97
Net investment income[2]	0.04	0.06	0.10	0.24	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.13	1.10	0.02	0.23	(0.33)	0.30
Total from investment operations	0.17	1.16	0.12	0.47	(0.14)	0.41
Less distributions
From net investment income	—	(0.08)	(1.60)	—	—	—
Net asset value, end of period	$10.48	$10.31	$9.23	$10.71	$10.24	$10.38
Total return (%)[3]	1.65[4]	12.70	1.34	4.59	(1.35)	4.11
Ratios and supplemental data
Net assets, end of period (in millions)	$131	$130	$106	$150	$546	$693
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[5]	1.19	1.12	1.29	1.26	1.24
Expenses including reductions	1.16[5]	1.18	1.11	1.29	1.24	1.22
Net investment income	0.75[5]	0.64	1.05	2.33	1.79	1.08
Portfolio turnover (%)	32	57	217[6]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-22[1]	7-31-21	7-31-20	7-31-19	7-31-18	7-31-17
Per share operating performance
Net asset value, beginning of period	$10.31	$9.23	$10.71	$10.23	$10.37	$9.96
Net investment income[2]	0.04	0.06	0.10	0.21	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.13	1.11	0.02	0.27	(0.33)	0.30
Total from investment operations	0.17	1.17	0.12	0.48	(0.14)	0.41
Less distributions
From net investment income	—	(0.09)	(1.60)	—	—	—
Net asset value, end of period	$10.48	$10.31	$9.23	$10.71	$10.23	$10.37
Total return (%)[3]	1.65[4]	12.73	1.34	4.59	(1.35)	4.12
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$59	$53	$32	$643	$936
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[5]	1.17	1.11	1.28	1.24	1.22
Expenses including reductions	1.15[5]	1.17	1.10	1.27	1.23	1.22
Net investment income	0.78[5]	0.65	1.10	2.07	1.81	1.12
Portfolio turnover (%)	32	57	217[6]	50	59	59

[1]	Six months ended 1-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$257,659	$257,659	—	—
Canada	6,308,007	6,308,007	—	—
China	8,508,066	2,023,366	$6,484,700	—
Denmark	8,377,718	—	8,377,718	—
France	9,239,975	—	9,239,975	—
Germany	12,898,299	—	12,898,299	—
Hong Kong	4,016,350	—	4,016,350	—
India	1,408,572	1,203,201	205,371	—
Indonesia	1,394,615	—	1,394,615	—
Ireland	13,277,369	13,277,369	—	—
Israel	3,790,880	3,790,880	—	—
Japan	10,462,822	—	10,462,822	—
Mexico	167,623	167,623	—	—
Netherlands	918,977	—	918,977	—
Philippines	75,544	—	75,544	—
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Africa	$1,508,045	$42,411	$1,465,634	—
South Korea	5,573,451	137,865	5,435,586	—
Spain	1,140,458	—	1,140,458	—
Switzerland	5,976,044	2,106,753	3,869,291	—
Taiwan	2,104,101	—	2,104,101	—
Thailand	738,533	—	738,533	—
Turkey	760,720	—	760,720	—
United Kingdom	8,844,371	—	8,844,371	—
United States	280,769,151	280,769,151	—	—
Preferred securities	289,950	289,950	—	—
U.S. Government and Agency obligations	32,406,875	—	32,406,875	—
Corporate bonds	44,622,346	—	44,622,346	—
Total investments in securities	$465,836,521	$310,374,235	$155,462,286	—
Derivatives:
Assets
Futures	$4,373,988	$4,373,988	—	—
Forward foreign currency contracts	4,517,720	—	$4,517,720	—
Swap contracts	1,549,483	—	1,549,483	—
Liabilities
Futures	(916,813)	(916,813)	—	—
Forward foreign currency contracts	(4,954,793)	—	(4,954,793)	—
Swap contracts	(204,628)	—	(204,628)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2022 were $2,414.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2021, the fund has a short-term capital loss carryforward of $582,061,387 and a long-term capital loss carryforward of $3,369,710 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2022, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $285.2 million to $340.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

During the six months ended January 31, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $642 million to $730.6 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended January 31, 2022, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $14.1 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended January 31, 2022, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $12.3 million to $19.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$1,098,495	$(647,972)
Equity	Receivable/payable for futures variation margin[1]	Futures	3,275,493	(268,841)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	4,517,720	(4,954,793)
Credit	Swap contracts, at value[2]	Credit default swaps	1,549,483	(204,628)
			$10,441,191	$(6,076,234)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(1,610,383)	—	—	$(1,610,383)
Currency	—	$17,092,776	—	17,092,776
Credit	—	—	$(97,022)	(97,022)
Equity	(8,172,431)	—	—	(8,172,431)
Total	$(9,782,814)	$17,092,776	$(97,022)	$7,212,940
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	39

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$1,318,207	—	—	$1,318,207
Currency	—	$(10,956,551)	—	(10,956,551)
Credit	—	—	$6,200	6,200
Equity	4,021,452	—	—	4,021,452
Total	$5,339,659	$(10,956,551)	$6,200	$(5,610,692)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
40	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

For the six months ended January 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,069
Class C	813
Class I	10,027
Class R2	61
Class	Expense reduction
Class R6	$5,996
Class NAV	2,896
Total	$21,862

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2022, were equivalent to a net annual effective rate of 1.01% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,606 for the six months ended January 31, 2022. Of this amount, $2,022 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,584 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2022, CDSCs received by the Distributor amounted to $59 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	41

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$67,150	$24,932
Class C	88,055	9,797
Class I	—	120,725
Class R2	2,884	54
Class R6	—	5,342
Total	$158,089	$160,850
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2022 and for the year ended July 31, 2021 were as follows:
	Six Months Ended 1-31-22		Year Ended 7-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	538,962	$5,470,398	1,429,877	$13,514,773
Distributions reinvested	—	—	20,878	194,379
Repurchased	(641,022)	(6,495,677)	(1,527,900)	(14,321,820)
Net decrease	(102,060)	$(1,025,279)	(77,145)	$(612,668)
Class C shares
Sold	24,803	$242,320	22,669	$205,772
Repurchased	(406,912)	(3,988,154)	(1,915,393)	(17,499,723)
Net decrease	(382,109)	$(3,745,834)	(1,892,724)	$(17,293,951)
Class I shares
Sold	3,859,375	$39,881,280	4,191,415	$40,016,513
Distributions reinvested	—	—	171,383	1,616,141
Repurchased	(2,391,903)	(24,497,811)	(13,238,856)	(123,841,818)
Net increase (decrease)	1,467,472	$15,383,469	(8,876,058)	$(82,209,164)
42	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

	Six Months Ended 1-31-22		Year Ended 7-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	5,689	$57,193	28,038	$262,279
Distributions reinvested	—	—	601	5,568
Repurchased	(11,600)	(116,633)	(28,732)	(278,210)
Net decrease	(5,911)	$(59,440)	(93)	$(10,363)
Class R6 shares
Sold	208,039	$2,161,091	2,327,719	$21,795,245
Distributions reinvested	—	—	98,257	929,508
Repurchased	(325,551)	(3,311,607)	(1,315,312)	(12,478,485)
Net increase (decrease)	(117,512)	$(1,150,516)	1,110,664	$10,246,268
Class NAV shares
Sold	899,736	$9,192,540	568,299	$5,471,646
Distributions reinvested	—	—	51,908	490,529
Repurchased	(305,889)	(3,199,698)	(644,529)	(6,245,694)
Net increase (decrease)	593,847	$5,992,842	(24,322)	$(283,519)
Total net increase (decrease)	1,453,727	$15,395,242	(9,759,678)	$(90,163,397)
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $119,613,523 and $111,706,408, respectively, for the six months ended January 31, 2022. Purchases and sales of U.S. Treasury obligations aggregated $50,086,631 and $29,234,741, respectively, for the six months ended January 31, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2022, funds within the John Hancock group of funds complex held 13.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	13.4%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	43

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Nordea Investment Management North America, Inc.
Portfolio Managers
Dr. Asbjørn Trolle Hansen
Kurt Kongsted
Dr. Claus Vorm
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2019945	395SA 1/22
3/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 11, 2022

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo Chief Financial Officer

Date: March 11, 2022